Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended March 31, 2023 Class A Ordinary Shares	For the Three Months Ended March 31, 2023 Class B Ordinary Shares
Basic and diluted net income per share
Numerator:
Allocation of net income	72,772	18,193

Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,010,000	5,002,500

Basic and diluted net income per share	$0.00	$0.00

	For the Three Months Ended March 31, 2022 Class A Ordinary Shares	For the Three Months Ended March 31, 2022 Class B Ordinary Shares
Basic and diluted net loss per share
Numerator:
Allocation of net loss	(130,304)	(32,576)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,010,000	5,002,500

Basic and diluted net loss per share	$(0.01)	$(0.01)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2022 Class A	For the Year Ended December 31, 2022 Class B	For the Period from April 22, 2021 through December 31, 2021	For the Period from April 22, 2021 through December 31, 2021
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	786,751	196,688	(79,500)	(135,718)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,010,000	5,002,500	2,930,335	5,002,500

Basic and diluted net income (loss) per share	$0.04	$0.04	$(0.03)	$(0.03)

Summary of temporary equity
As of March 31, 2023 and December 31, 2022, Class A ordinary shares subject to possible redemption reflected on the balance sheet is reco
n
ciled
in
 the following table:

Gross proceeds	$200,100,000
Less:
Proceeds allocated to Public Warrants	(5,599,898)
Offering costs related to Class A ordinary shares subject to possible redemption	(10,941,287)
Plus:
Remeasurement of Class A ordinary shares to redemption value	23,532,992
Class A ordinary shares subject to possible redemption – December 31, 2022	207,091,906
Remeasurement of Class A ordinary shares to redemption value	2,204,244

Class A ordinary shares subject to possible redemption – March 31, 2023	$209,296,150

As of December 31, 2022 and 2021, Class A ordinary shares s
ubject
to possible redemption reflecte
d
on the balance sheet is reconciled on the following table:

Gross proceeds	$200,100,000
Less:
Proceeds allocated to Public Warrants	(5,599,898)
Offering costs related to Class A ordinary shares subject to possible redemption	(10,941,287)
Plus:
Remeasurement of Class A ordinary shares to redemption value	20,543,086

Class A ordinary shares subject to possible redemption – December 31, 2021	204,102,000
Remeasurement of Class A ordinary shares to redemption value	2,989,906

Class A ordinary shares subject to possible redemption – December 31, 2022	$207,091,906